Shareholder Report Holdings in Thousands	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Nicholas Crypto Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Crypto Income ETF
Class Name	Nicholas Crypto Income ETF
Trading Symbol	BLOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Crypto Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/blox/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Crypto Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/blox/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Crypto Income ETF	$43	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.99%
Net Assets	$ 270,710,000
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 1,088,625
Investment Company, Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$270,710
Number of Holdings	87
Total Advisory Fee	$1,088,625
Portfolio Turnover	234%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	13.5
VanEck Bitcoin ETF/US - Class ExchangeTradedProduct	9.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.8
Hut 8 Corp.	7.4
iShares Ethereum Trust ETF	7.3
Galaxy Digital, Inc. - Class A	6.6
Cipher Digital, Inc.	6.2
NVIDIA Corp.	5.7
Nicholas Bitcoin and Treasuries AfterDark ETF	4.8
Nicholas Bitcoin Tail ETF	4.6

Nicholas Fixed Income Alternative ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Fixed Income Alternative ETF
Class Name	Nicholas Fixed Income Alternative ETF
Trading Symbol	FIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Fixed Income Alternative ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/fiax/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$43	0.86%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 134,858,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 687,965
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$134,858
Number of Holdings	14
Total Advisory Fee	$687,965
Portfolio Turnover	39%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Note/Bond, 3.88%, 6/15/2028	24.9
United States Treasury Note/Bond, 4.62%, 10/15/2026	24.3
United States Treasury Note/Bond, 3.88%, 4/15/2029	22.9
United States Treasury Note/Bond, 3.88%, 3/31/2031	22.8
United States Treasury Note/Bond, 4.50%, 2/15/2036	3.9
S&P 500 Index, Call Option, Expiration: 6/18/2026; Exercise Price: $6,950.00	1.7
First American Government Obligations Fund - Class X, 3.58%	0.4
iShares iBoxx USD High Yield Corporate Bond ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $76.00	0.1
S&P 500 Index, Put Option, Expiration: 7/31/2026; Exercise Price: $6,350.00	0.1

Nicholas Global Equity and Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Global Equity and Income ETF
Class Name	Nicholas Global Equity And Income ETF
Trading Symbol	GIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Global Equity and Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/giax/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity And Income ETF	$45	0.90%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 86,514,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 365,953
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$86,514
Number of Holdings	79
Total Advisory Fee	$365,953
Portfolio Turnover	134%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
Vanguard FTSE Developed Markets ETF	9.6
Freedom 100 Emerging Markets ETF	8.8
Vanguard Small-Cap ETF	7.4
Vanguard S&P 500 ETF	7.1
Vanguard Mid-Cap Growth ETF	5.8
Nebius Group NV - Class A	4.8
Alphabet, Inc. - Class A	4.7
Amazon.com, Inc.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.2
Microsoft Corp.	4.1

Nicholas Bitcoin and Treasuries AfterDark ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Bitcoin and Treasuries AfterDark ETF
Class Name	Nicholas Bitcoin And Treasuries AfterDark ETF
Trading Symbol	NGHT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Bitcoin and Treasuries AfterDark ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/nght/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Bitcoin and Treasuries AfterDark ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/nght/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Bitcoin And Treasuries AfterDark ETF	$48	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 17,151,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 2,986
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$17,151
Number of Holdings	3
Total Advisory Fee	$2,986
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

*	Does not round to 0.1% or (0.1)%, as applicable.

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bill, 5/21/2026, 3.46%	47.5
First American Government Obligations Fund - Class X, 3.58%	11.0
iShares Bitcoin Trust ETF Total Return Swap	0.0*
*	Does not round to 0.1% or (0.1)%, as applicable.

Nicholas Bitcoin Tail ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Bitcoin Tail ETF
Class Name	Nicholas Bitcoin Tail ETF
Trading Symbol	BHDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Bitcoin Tail ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/bhdg/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Bitcoin Tail ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/bhdg/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Bitcoin Tail ETF	$46	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 13,176,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 9,059
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$13,176
Number of Holdings	7
Total Advisory Fee	$9,059
Portfolio Turnover	0%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	80.1
U.S. Treasury Bill, 5/12/2026, 3.32%	3.8
iShares Bitcoin Trust ETF, Put Option, Expiration: 7/17/2026; Exercise Price: $43.00	1.8
iShares Bitcoin Trust ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $37.00	0.9
iShares Bitcoin Trust ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $41.00	0.6
iShares Bitcoin Trust ETF, Call Option, Expiration: 5/8/2026; Exercise Price: $46.00	0.4

Nicholas Defense and Rare Earth Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Defense and Rare Earth Income ETF
Class Name	Nicholas Defense And Rare Earth Income ETF
Trading Symbol	WEPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Defense and Rare Earth Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/wepn/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Defense and Rare Earth Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/wepn/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Defense And Rare Earth Income ETF	$47	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
Net Assets	$ 5,612,000
Holdings Count | Holdings	90
Advisory Fees Paid, Amount	$ 8,997
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$5,612
Number of Holdings	90
Total Advisory Fee	$8,997
Portfolio Turnover	86%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
Invesco DB Base Metals Fund	6.7
Palo Alto Networks, Inc.	5.1
CrowdStrike Holdings, Inc. - Class A	5.0
VanEck Steel ETF	4.4
BWX Technologies, Inc.	4.3
Lockheed Martin Corp.	4.2
AeroVironment, Inc.	4.2
Ondas, Inc.	4.2
Palantir Technologies, Inc. - Class A	4.1
General Dynamics Corp.	4.1

Nicholas Gold Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Gold Income ETF
Class Name	Nicholas Gold Income ETF
Trading Symbol	GLDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Gold Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/gldn/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Gold Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/gldn/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Gold Income ETF	$46	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%
Net Assets	$ 2,594,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 3,764
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$2,594
Number of Holdings	61
Total Advisory Fee	$3,764
Portfolio Turnover	58%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	33.2
SPDR Gold MiniShares Trust	21.3
SSR Mining, Inc.	4.9
Franco-Nevada Corp.	4.2
Newmont Corp.	4.1
Kinross Gold Corp.	4.1
Agnico Eagle Mines Ltd.	4.0
Anglogold Ashanti PLC	4.0
Barrick Mining Corp.	3.8
Royal Gold, Inc.	3.8

Nicholas Nuclear Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Nuclear Income ETF
Class Name	Nicholas Nuclear Income ETF
Trading Symbol	NUKX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Nuclear Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/nukx/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Nuclear Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/nukx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Nuclear Income ETF	$49	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 2,428,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 4,286
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$2,428
Number of Holdings	63
Total Advisory Fee	$4,286
Portfolio Turnover	136%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	36.1
NextEra Energy, Inc.	4.9
Dominion Energy, Inc.	4.7
Centrus Energy Corp. - Class A	4.7
Lightbridge Corp.	4.6
Duke Energy Corp.	4.5
Constellation Energy Corp.	4.4
Uranium Energy Corp.	4.4
NuScale Power Corp. - Class A	4.3
Vistra Corp.	4.3

Nicholas Silver Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Silver Income ETF
Class Name	Nicholas Silver Income ETF
Trading Symbol	SLVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nicholas Silver Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/slvx/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Silver Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/slvx/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Silver Income ETF	$48	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 2,254,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 4,055
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$2,254
Number of Holdings	52
Total Advisory Fee	$4,055
Portfolio Turnover	65%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets..
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	42.9
Sprott Physical Silver Trust	10.5
Pan American Silver Corp.	9.3
Silvercorp Metals, Inc.	4.9
First Majestic Silver Corp.	4.8
SSR Mining, Inc.	4.6
Hycroft Mining Holding Corp.	4.5
Fortuna Mining Corp.	3.9
Wheaton Precious Metals Corp.	3.8
OR Royalties, Inc.	3.7